Short-Term Promissory Notes, Unsecured Loans and Advances (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Short-Term Promissory Notes, Unsecured Loans and Advances\Convertible Promissory Notes and Warrant Agreements [Abstract]
Short-term promissory notes, including accrued interest	$ 259,184	$ 253,000
Unsecured loans	283,000
Advances	$ 188,000